Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	LONGLEAF PARTNERS FUNDS TRUST
Central Index Key	0000806636
Amendment Flag	false
Document Creation Date	Dec. 27, 2012
Document Effective Date	Dec. 27, 2012
Prospectus Date	May 01, 2012